14. Ownership (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Common and preferred distributions paid	$ 4,952,749	$ 4,726,730